Inventory	9 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
NOTE 4. INVENTORY

Inventory consist of the following as of December 31, 2017 and March 31, 2017:

	December 31, 2017	March 31, 2017
Raw materials	$—	$—
Finished Goods	133,876	—
Total	$133,876	$—

As of December 31, 2017, the majority of the Company’s Inventory is located in a secure warehouse in Denmark awaiting shipment and customs documentation for shipment to the United States. The Company expects shipment of the inventory and customs clearance on or before April 15, 2018. The Company does not expect significant sale of its products to occur until its first fiscal quarter of 2019.

The Company conducted a limited sales release to test the marketability and pricing of its products in December 2017, although limited sales occurred the Company believes that the limited sales provided evidence that its products can be sold at a price above its costs. As the Company’s sales volume increases over time the Company will analysis its inventory quarterly to check for potential obsolescence and recoverability.